RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS - Statement of Operations (Details) - USD ($)	3 Months Ended			6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2021
Statement of Operations
Loss from operations	$ (1,501,732)		$ (35,004)	$ (1,773,658)
Other (expense) income:
Change in fair value of derivative liabilities	1,387,420		10,659,080	(19,742,760)
Transaction cost - derivative liabilities			1,126,070
Net gain from investments held in Trust Account	10,325		20,525	69,884
Net (loss) income	$ (2,878,827)	$ 20,917,813	(11,799,629)	$ 18,038,986
Class B Ordinary Shares
Other (expense) income:
Net (loss) income			4,800,000
Restatement of warrants as derivative liabilities
Other (expense) income:
Change in fair value of derivative liabilities			(10,659,080)
Transaction cost - derivative liabilities			(1,126,070)
Net gain from investments held in Trust Account			20,525
Other income, net			(11,764,625)
Net (loss) income			$ (11,799,629)
Restatement of warrants as derivative liabilities | Class A Ordinary Shares
Other (expense) income:
Weighted average shares outstanding, basic and diluted			41,400,000
Basic and diluted net income (loss) per share			$ 0.00
Restatement of warrants as derivative liabilities | Class B Ordinary Shares
Other (expense) income:
Weighted average shares outstanding, basic and diluted			10,350,000
Basic and diluted net income (loss) per share			$ (1.14)
As Previously Reported | Restatement of warrants as derivative liabilities
Statement of Operations
Loss from operations			$ (35,004)
Other (expense) income:
Net gain from investments held in Trust Account			20,525
Other income, net			20,525
Net (loss) income			$ (14,479)
As Previously Reported | Restatement of warrants as derivative liabilities | Class A Ordinary Shares
Other (expense) income:
Weighted average shares outstanding, basic and diluted			41,400,000
Basic and diluted net income (loss) per share			$ 0.00
As Previously Reported | Restatement of warrants as derivative liabilities | Class B Ordinary Shares
Other (expense) income:
Weighted average shares outstanding, basic and diluted			10,350,000
Basic and diluted net income (loss) per share			$ 0.00
Restatement Adjustment | Restatement of warrants as derivative liabilities
Statement of Operations
Loss from operations			$ (35,004)
Other (expense) income:
Change in fair value of derivative liabilities			(10,659,080)
Transaction cost - derivative liabilities			(1,126,070)
Other income, net			(11,785,150)
Net (loss) income			$ (11,785,150)
Restatement Adjustment | Restatement of warrants as derivative liabilities | Class B Ordinary Shares
Other (expense) income:
Basic and diluted net income (loss) per share			$ (1.14)